Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other current payables [abstract]
Trade payables	$ 80,280	$ 66,924
Royalties payable	18,166	16,108
Other accounts payable and trade related accruals	94,600	59,295
Payroll and related benefits	53,780	47,221
Severance accruals	2,935	994
Other taxes payable	11,208	9,844
Other taxes payable	20,969	24,944
Total accounts payable and accrued liabilities	$ 281,938	$ 225,330